Trading Account Profits and Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Net Trading Gains (Losses) [Table Text Block]
Net trading gains (losses) for the fiscal years ended March 31, 2019, 2020 and 2021 were comprised of the following:

	2019	2020	2021
	(in millions)
Interest rate and other derivative contracts	¥(24,031)	¥(159,045)	¥(429,586)
Trading account securities, excluding derivatives	192,931	924,418	19,218

Trading account profits (losses)—net	168,900	765,373	(410,368)
Foreign exchange derivative contracts (1)	(354,401)	(434,052)	(79,559)

Net trading gains (losses)	¥(185,501)	¥331,321	¥(489,927)

Note:
(1)	Losses on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.